Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Petrobras is amending its report on Form 6-K furnished to the Securities and Exchange Commission on August 8, 2025 (File/Film Number: 001-15106 / 251196802) (the “Original 6-K”) solely for the purpose of adding Exhibit 101, which contains Interactive Data File disclosure in accordance with Rule 405 of Regulation S-T. Except as described above, this amendment does not amend any information set forth in the Original 6-K.
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-15106
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Entity Address, Address Line One	Avenida Henrique Valadares
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	20231-030